19. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available. Subsequent to March 31, 2019, there were the following material transactions that require disclosure:

Convertible Promissory Notes with Clayton A. Struve

As of March 31, 2019, the Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. The Company recorded accrued interest of $58,411 as of March 31, 2019. On May 8, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to September 30, 2019.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $41,361 as of March 31, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

On October 31, 2018, the Board awarded stock option grants to two directors to acquire 50,000 shares each of the Company’s common stock. The grants were valued at $3.03 per share and expire on October 31, 2013. The grants vested immediately.

On October 31, 2018, the Board awarded Phillip A. Bosua a stock option grant to acquire 100,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign. In addition, Mr. Bosua was granted a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants were valued at $3.03 per share and expire on October 31, 2023.

On October 31, 2018, the Board awarded Ronald P Erickson a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon the Company’s successful listing of its Common Stock on Nasdaq or the New York Stock Exchange (including the NYSE American Market). The grant was valued at $3.03 per share and expires on October 31, 2023.

On November 16, 2018, the Company signed Amendment 1 to Senior Secured Convertible Redeemable Notes dated September 30, 2016, August 14, 2017 and December 12, 2017, extending the due dates of the Notes to February 27, 2019.

On November 21, 2018, the Company’s Board of Directors amended the Company’s Audit, Compensation and Nominating and Corporate Governance Committee Charters. In addition, on November 21, 2018, the Company’s Board of Directors amended the Company’s Code of Ethics Policy.